Revenue and related balances (Tables)	6 Months Ended
Jun. 30, 2023
Revenue From Contracts With Customers [Abstract]
Schedule of Disaggregation of Revenue
The following table presents a disaggregation of revenue for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Subscription revenue	40,846	31,916	79,690	61,044
Professional services	2,748	3,020	5,363	5,947
	43,594	34,936	85,053	66,991